Significant Accounting Policies - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 31, 2018
Buildings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	20 years
Buildings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	60 years
Plant and equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Plant and equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	30 years
Computers [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Computers [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	6 years
Vehicles [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Vehicles [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	11 years
Furniture and fixtures [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Furniture and fixtures [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	21 years